Indebtedness (Subsidiary Debt) (Narrative) (Details) (USD $)									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 National Beef [Member]	Dec. 31, 2010 MB1 [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2001 Subsidiaries [Member]	Dec. 31, 2011 Revolving Credit Facility And Term Loan [Member] Maximum [Member] National Beef [Member]	Dec. 31, 2011 Revolving Credit Facility And Term Loan [Member] Minimum [Member] National Beef [Member]	Dec. 31, 2011 Term Loan [Member] National Beef [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] National Beef [Member]
Debt Instrument [Line Items]
Term loan	$ 323,750,000								$ 323,750,000
Revolving credit facility										250,000,000
Amount outstanding under revolving credit facility	92,103,000
Term loan quarterly principal payment									9,250,000
Percentage added to base rate or LIBOR rate							2.50%	0.75%
Interest rate									2.10%	2.20%
Aircraft financing		32,881,000				53,100,000
Industrial revenue bonds			12,245,000
Nonrecourse indebtedness collateralized by assets				100,524,000	433,399,000
Other subsidiary assets pledged for indebtedness					1,786,858,000
Debt subject to mandatory redemption year one	29,264,000
Debt subject to mandatory redemption year two	445,305,000
Debt subject to mandatory redemption year three	136,888,000
Debt subject to mandatory redemption year four	499,071,000
Debt subject to mandatory redemption year five	283,918,000
Weighted average interest rate, repurchase agreements	0.30%
Portfolio weighted average life, years	5
Portfolio duration, years	0.76
Weighted average interest rate on short-term borrowings	0.30%	0.40%
Aggregate outstanding letters of credit			$ 22,976,000		$ 36,524,000